Bank Borrowings (Details) - Schedule of Outstanding Balances of Bank Borrowings - Borrowings [Member]	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 30,753,400	$ 3,937,242	$ 84,337,485
Less: current maturities	(30,753,400)	(3,937,242)	(83,962,426)
Non-current maturities			375,059
Guaranteed [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings			375,059
Collateralized and guaranteed [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 30,753,400	$ 3,937,242	$ 83,962,426